Summary of Significant Accounting Policies - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - CNY (¥)
¥ in Thousands
	Jun. 30, 2026	Dec. 31, 2025
Financial assets:
Investment in marketable equity security	¥ 3,319	¥ 8,561
Quoted price in active markets for identical assets Level 1 [Member]
Financial assets:
Investment in marketable equity security	3,319	8,561
Significant other observable inputs Level 2 [Member]
Financial assets:
Investment in marketable equity security
Significant unobservable inputs Level 3 [Member]
Financial assets:
Investment in marketable equity security